ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Advances From Customers
Schedule of contract liabilities

		Consolidated
	12/31/2025	12/31/2024
Iron ore	11,597,794	11,625,627
Others	1,776,909	2,143,962
	13,374,703	13,769,589

Classified:
Current	4,347,937	3,648,639
Non-current	9,026,766	10,120,950
	13,374,703	13,769,589

Schedule of contract liability advances from subsidiaries

Transaction Date	Amount	Volume	Term
06/28/2024	US$ 255 million	6,5 millions tons	4 years
09/25/2024	US$ 450 million	9,7 millions tons	4 years
09/27/2024	US$ 300 million	7,2 millions tons	4 years
12/17/2024	US$ 355 million	8,1 millions tons	5 years
06/30/2025	US$ 241 million	5,9 millions tons	4 years
08/29/2025	US$ 300 million	7,2 millions tons	4 years

(ii)	Intercompany agreements entered by and between subsidiaries

Transaction Date	Amount	Volume	Term
11/03/2025	US$ 367 million	7,9 millions tons	4 years
12/03/2025	US$ 405 million	9,7 millions tons	3 years
12/03/2025	US$ 150 million	3,2 millions tons	4 years
12/03/2025	US$ 158 million	3,8 millions tons	4 years
12/03/2025	US$ 300 million	7,2 millions tons	5 years
12/26/2025	US$ 241 million	5,9 millions tons	4 years